SHARE-BASED COMPENSATION - Additional Information (Details)								1 Months Ended					12 Months Ended
	Oct. 11, 2022 CNY (¥)	Oct. 11, 2022 USD ($) $ / shares	Apr. 22, 2022 CNY (¥) shares	Apr. 22, 2022 USD ($) $ / shares shares	Mar. 11, 2021 CNY (¥)	Mar. 11, 2021 USD ($) $ / shares	May 25, 2018 $ / shares shares	Aug. 31, 2022 shares	May 31, 2021 shares	Oct. 31, 2020 shares	Feb. 28, 2019 shares	May 31, 2018 shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Nov. 24, 2022 $ / shares	Aug. 01, 2022 $ / shares	Jun. 16, 2022 $ / shares	May 01, 2021 $ / shares	Mar. 22, 2021 $ / shares	Oct. 15, 2020 $ / shares	Feb. 15, 2019 $ / shares
SHARE-BASED COMPENSATION-CONTINUED
Options granted | shares									8,454,422	8,353,658	5,569,105
Exercise price for options							$ 1.7951													$ 0.7951	$ 1.2951		$ 1.7951	$ 1.7951
Total fair value of the vested share options													¥ 38,490,513	$ 5,421,275	¥ 158,522,520	¥ 87,634,835
Unrecognized compensation expense related to unvested options													¥ 18,076,716				$ 2,546,052
Expense is expected to recognized over weighted-average period													1 year 29 days	1 year 29 days
Expense is expected to recognized over weighted-average remaining contractual period													7 years 4 months 9 days	7 years 4 months 9 days
Cash dividend per share		$ 0.50		$ 0.50		$ 0.50
Share based compensation cash dividend	¥ 957,700,000	$ 134,800,000	¥ 913,300,000	$ 136,600,000	¥ 955,400,000	$ 147,100,000
Proceeds from exercise of share options													¥ 2,705,206	$ 381,020	7,041,437	8,236,613
Employee stock option
SHARE-BASED COMPENSATION-CONTINUED
Total fair value of the vested share options													94,080,394	13,250,946	95,854,700	80,710,465
Class A ordinary shares
SHARE-BASED COMPENSATION-CONTINUED
Exercise price for options				$ 1.2951
Mr Jiayuan Lin | Class A ordinary shares
SHARE-BASED COMPENSATION-CONTINUED
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award | shares			6,000,000	6,000,000
Mr Xiaojun Zhang | Class A ordinary shares
SHARE-BASED COMPENSATION-CONTINUED
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award | shares			6,000,000	6,000,000
Employee stock option
SHARE-BASED COMPENSATION-CONTINUED
Proceeds from exercise of share options													¥ 2,705,206	$ 381,020	¥ 7,041,437	¥ 8,236,613
Maximum
SHARE-BASED COMPENSATION-CONTINUED
Exercise price of unexercised option																		$ 0.7951		1.2951		$ 1.7951
Minimum
SHARE-BASED COMPENSATION-CONTINUED
Exercise price of unexercised option																		$ 0.2951		$ 0.7951		$ 1.2951
Share Incentive Plan 2018
SHARE-BASED COMPENSATION-CONTINUED
Options granted | shares												5,569,105
Options under the ESOP | shares							27,845,526
Exercise price for options							$ 1.7951
Vesting period of options granted							4 years
Share-based compensation award, Tranche one | Share Incentive Plan 2018
SHARE-BASED COMPENSATION-CONTINUED
Vesting rights percentage							50.00%
Share-based compensation award, Tranche two | Share Incentive Plan 2018
SHARE-BASED COMPENSATION-CONTINUED
Vesting rights percentage							25.00%
Share Based Compensation Award Tranche Five One [Member]
SHARE-BASED COMPENSATION-CONTINUED
Options granted | shares								28,000
Exercise price for options																			$ 0.7951
Share Based Compensation Award Tranche Five Two [Member]
SHARE-BASED COMPENSATION-CONTINUED
Options granted | shares								1,585,000
Exercise price for options																			$ 0.7951